Income Tax - Year of Expiration and Amount of Available Unused Net Operating Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	$ 13,756	$ 18,225
2016 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses		1,411
2017 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	891	2,444
2018 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	802	1,866
2019 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	4,601	7,555
2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	5,220	4,805
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	1,399
No expiration [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	$ 843	$ 144